ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Error Corrections related to Statement of Income and Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferral of regulatory assets, net	$ (106)		$ 13	$ (12)	$ (20)		$ (23)	$ (30)	$ (37)	$ (32)	$ (68)	$ (19)	$ (90)	$ (134)		$ (124)		$ (67)
Other operating expenses	224	[1]	158	137	145	[1]	180	157	186	282	343	440	523	680	[2]	654	[2]	555	[2]
Total operating expenses	564		694	499	494		608	461	463	993	923	1,687	1,532	2,234		1,955		1,777
Operating income	102		170	93	72		157	96	3	165	100	335	256	404		360		250
Income before income taxes	88		158	82	63		147	75	(13)	145	63	303	209	413		329		158
Income taxes (benefits)	22		40	20	16		40	20	(4)	36	16	76	56	107		87		33
Net income	$ 66		118	62	47		107	55	(9)	109	47	227	153	$ 306		242		125
Comprehensive income			118	62	47		107	55	(9)	109	47	227	153			243		125
JERSEY CENTRAL POWER & LIGHT COMPANY
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferral of regulatory assets, net					(20)
Total operating expenses					494
Operating income					72
Income before income taxes					63
Net income					47											242		125
Comprehensive income					47
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferral of regulatory assets, net			11	(14)	(22)		(25)	(34)	(39)	(36)	(73)	(25)	(98)			(135)		(74)
Other operating expenses			158	133	145		179	158	187	278	345	436	524			656		555
Total operating expenses			692	493	492		605	458	462	985	920	1,677	1,525			1,946		1,770
Operating income			172	99	74		160	99	4	173	103	345	263			369		257
Income before income taxes			160	88	65		150	78	(12)	153	66	313	216			338		165
Income taxes (benefits)			41	22	16		41	21	(4)	38	17	79	58			90		35
Net income			119	66	49		109	57	(8)	115	49	234	158			248		130
Comprehensive income			119	66	49		109	57	(8)	115	49	234	158			249		130
As Reported | JERSEY CENTRAL POWER & LIGHT COMPANY
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferral of regulatory assets, net					(22)
Total operating expenses					492
Operating income					74
Income before income taxes					65
Net income					49											248		130
Comprehensive income					49
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferral of regulatory assets, net			2	2	2		2	4	2	4	5	6	8			11		7
Other operating expenses			0	4	0		1	(1)	(1)	4	(2)	4	(1)			(2)		0
Total operating expenses			2	6	2		3	3	1	8	3	10	7			9		7
Operating income			(2)	(6)	(2)		(3)	(3)	(1)	(8)	(3)	(10)	(7)			(9)		(7)
Income before income taxes			(2)	(6)	(2)		(3)	(3)	(1)	(8)	(3)	(10)	(7)			(9)		(7)
Income taxes (benefits)			(1)	(2)	0		(1)	(1)	0	(2)	(1)	(3)	(2)			(3)		(2)
Net income			(1)	(4)	(2)		(2)	(2)	(1)	(6)	(2)	(7)	(5)			(6)		(5)
Comprehensive income			$ (1)	$ (4)	(2)		$ (2)	$ (2)	$ (1)	$ (6)	$ (2)	$ (7)	$ (5)			(6)		(5)
Adjustment | JERSEY CENTRAL POWER & LIGHT COMPANY
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferral of regulatory assets, net					2
Total operating expenses					2
Operating income					(2)
Income before income taxes					(2)
Net income					(2)											$ (6)		$ (5)
Comprehensive income					$ (2)

[1]	Includes affiliated operating expenses of $32 million for the three months ended March 31, 2026 and 2025.
[2]	Includes affiliated operating expenses of $116 million, $118 million and $122 million in 2025, 2024 and 2023, respectively.